Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous equity [abstract]
Summary of issued share capital per class A and B	Movement in ordinary shares of the Company
Authorized and issued share capital

		2025		2024
	Note	No. of shares		No. of shares
Authorized Class A ordinary shares of $0.0015 each	(i)	198,000,001	$297	30,000,001	$45
Authorized Class B ordinary shares of $0.0015 each	(i)	15,333,333	23	3,333,333	5
		213,333,334	$320	33,333,334	$50
Class A ordinary shares, issued and fully paid:
Balance at January 1		11,403,872	$17	10,624,208	$16
Shares issued for advisors	(iv)	6,148	—	721,106	1
Shares issued for vesting of RSUs		1,160,455	2	58,558	—
Shares issued for public placement	(v)	2,722,642	4	—	—
Balance at December 31	(ii)	15,293,117	$23	11,403,872	$17
Class B ordinary shares, issued and fully paid:
Balance at January 1 and December 31	(iii)	1,580,972	$2	1,580,972	$2
Total share capital			$25		$19
Notes:
(i)The authorized share capital of the Company is $320 and $50 as at December 31, 2025 and 2024, respectively divided into 213,333,334 and 33,333,334 shares, respectively, with a par value of $0.0015 per share. Of these (i) 198,000,001 shares (2024: 30,000,001 shares) are designated as Class A Ordinary Shares, and (ii) 15,333,333 shares (2024: 3,333,333 shares) are designated as convertible Class B Ordinary Shares. The share capital would reflect the par value with the excess recorded as share premium.
(ii)Class A ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iii)Class B ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to twenty vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iv)The Company has issued shares to advisors during December 31, 2025 and 2024 (see note 30(d)).
(v)On October 28, 2025, the Company issued ordinary shares pursuant to a public placement.